COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

		Shares	Value
COMMON STOCK	98.6%
AUSTRALIA	7.7%
REAL ESTATE
DIVERSIFIED	5.7%
BGP Holdings PLC (EUR)(a),(b)		56,622,235	$0
Charter Hall Group		963,931	8,649,325
Ingenia Communities Group		1,869,518	6,158,169
Mirvac Group		7,297,535	11,439,590
Stockland		2,016,035	5,507,451

			31,754,535

INDUSTRIALS	0.9%
Goodman Group		361,058	4,674,770

SELF STORAGE	1.1%
National Storage REIT		4,802,483	6,276,950

TOTAL AUSTRALIA			42,706,255

AUSTRIA	1.0%
REAL ESTATE—DIVERSIFIED
CA Immobilien Anlagen AG		193,251	5,712,887

BELGIUM	3.3%
REAL ESTATE
DIVERSIFIED	0.9%
Cofinimmo SA		32,341	4,863,125

INDUSTRIALS	0.9%
Warehouses De Pauw SCA		133,342	4,852,466

RESIDENTIAL	1.5%
Aedifica SA		69,623	8,503,069

TOTAL BELGIUM			18,218,660

BRAZIL	0.4%
REAL ESTATE—RETAIL
RioCan REIT (CAD)		213,813	2,257,678

CANADA	1.4%
REAL ESTATE—OFFICE
Allied Properties REIT		297,724	8,015,775

CHINA	2.3%
INDUSTRIALS	0.8%
ESR Cayman Ltd., 144A (H Shares)(b),(c)		1,414,400	4,416,347

		Shares	Value
REAL ESTATE	1.5%
DATA CENTERS	0.8%
GDS Holdings Ltd., ADR (USD)(b)		52,349	$4,283,719

DIVERSIFIED	0.7%
China Resources Land Ltd. (H Shares)		858,000	3,913,187

TOTAL REAL ESTATE			8,196,906

TOTAL CHINA			12,613,253

FRANCE	4.6%
REAL ESTATE
DIVERSIFIED	1.0%
Covivio		70,403	4,943,619
ICADE		12,707	711,979

			5,655,598

NET LEASE	1.3%
ARGAN SA		75,164	7,375,669

OFFICE	0.9%
Gecina SA		36,027	4,749,282

RETAIL	1.4%
Klepierre SA		550,868	7,711,038

TOTAL FRANCE			25,491,587

GERMANY	15.9%
REAL ESTATE
OFFICE	1.1%
Alstria Office REIT AG		426,745	5,933,998

RESIDENTIAL	13.0%
Deutsche Wohnen SE		473,969	23,688,617
Instone Real Estate Group AG, 144A(b),(c)		319,037	7,390,533
LEG Immobilien AG		72,477	10,330,782
Vonovia SE		451,460	30,948,900

			72,358,832

RETAIL	1.8%
VIB Vermoegen AG		321,941	10,258,976

TOTAL GERMANY			88,551,806

		Shares	Value
HONG KONG	12.0%
INFORMATION TECHNOLOGY—IT CONSULTING & SERVICES	0.0%
SUNeVision Holdings Ltd.		299,000	$245,104

REAL ESTATE	12.0%
DIVERSIFIED	8.1%
Hang Lung Properties Ltd.		3,213,000	8,188,537
New World Development Co., Ltd.		3,340,394	16,306,831
Sun Hung Kai Properties Ltd.		1,604,127	20,671,618

			45,166,986

RESIDENTIAL	0.8%
Wharf Real Estate Investment Co., Ltd.		1,100,000	4,508,964

RETAIL	3.1%
Link REIT		2,091,309	17,136,992

TOTAL REAL ESTATE			66,812,942

TOTAL HONG KONG			67,058,046

INDIA	0.6%
REAL ESTATE—DIVERSIFIED
Mindspace Business Parks REIT, 144A(b),(c)		855,000	3,533,915

ISRAEL	0.9%
REAL ESTATE—NET LEASE
Amot Investments Ltd.		1,092,096	4,990,882

JAPAN	24.0%
REAL ESTATE
DIVERSIFIED	13.9%
Activia Properties, Inc.		2,029	7,727,321
Mitsubishi Estate Co., Ltd.		1,237,662	18,747,618
Mitsubishi Estate Logistics REIT Investment Corp.		1,408	5,807,945
Mitsui Fudosan Co., Ltd.		1,525,892	26,553,070
NIPPON REIT Investment Corp.		1,985	6,749,038
Sumitomo Realty & Development Co., Ltd.		140,900	4,171,078
United Urban Investment Corp.		6,909	7,688,037

			77,444,107

INDUSTRIALS	3.2%
GLP J-REIT		6,376	9,813,224
Industrial & Infrastructure Fund Investment Corp.		4,610	7,900,207

			17,713,431

		Shares	Value
OFFICE	3.0%
Hulic Reit, Inc.		5,772	$7,649,777
Nippon Building Fund, Inc.		1,643	9,299,347

			16,949,124

RESIDENTIAL	1.8%
Daiwa House REIT Investment Corp.		3,858	9,844,374

RETAIL	2.1%
Japan Retail Fund Investment Corp.		7,622	11,791,386

TOTAL JAPAN			133,742,422

MACAU	0.5%
REAL ESTATE—HOTELS, RESTAURANTS & LEISURE
Sands China Ltd. (H Shares)		654,400	2,536,593

NETHERLANDS	0.5%
REAL ESTATE—DIVERSIFIED
NSI NV		82,708	2,908,926

NORWAY	0.5%
REAL ESTATE—OFFICE
Entra ASA, 144A(c)		201,797	2,835,841

PHILIPPINES	0.4%
REAL ESTATE—DIVERSIFIED
AREIT, Inc.		4,529,512	2,410,508

SINGAPORE	8.1%
REAL ESTATE
DIVERSIFIED	3.3%
City Developments Ltd.		1,726,300	9,718,155
Keppel DC REIT		4,242,661	9,068,392

			18,786,547

HEALTH CARE	1.8%
Parkway Life Real Estate Investment Trust		3,261,800	9,939,669

INDUSTRIALS	1.5%
Mapletree Industrial Trust		3,561,500	8,438,218

OFFICE	1.5%
CapitaLand Commercial Trust		6,794,600	8,238,765

TOTAL SINGAPORE			45,403,199

		Shares	Value
SWEDEN	6.6%
REAL ESTATE
DIVERSIFIED	4.8%
Castellum AB		556,173	$12,633,073
Fastighets AB Balder, Class B(b)		281,338	14,253,782

			26,886,855

INDUSTRIALS	1.2%
Catena AB		149,511	6,620,242

OFFICE	0.6%
Wihlborgs Fastigheter AB		157,158	3,103,478

TOTAL SWEDEN			36,610,575

UNITED KINGDOM	7.9%
REAL ESTATE
DIVERSIFIED	0.7%
Land Securities Group PLC		607,355	4,088,928

HEALTH CARE	1.1%
Assura PLC		6,056,844	6,028,888

INDUSTRIALS	3.0%
LondonMetric Property PLC		2,074,208	5,932,574
Segro PLC		887,282	10,662,943

			16,595,517

OFFICE	0.8%
Derwent London PLC		98,608	3,264,850
Workspace Group PLC		206,824	1,434,961

			4,699,811

RESIDENTIAL	1.2%
Grainger PLC		1,053,667	4,031,598
UNITE Group PLC		220,369	2,382,777

			6,414,375

SELF STORAGE	1.1%
Safestore Holdings PLC		610,692	6,133,237

TOTAL UNITED KINGDOM			43,960,756

TOTAL COMMON STOCK (Identified cost—$500,124,377)			549,559,564

		Shares	Value
SHORT-TERM INVESTMENTS	0.9%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02%(d)		4,693,809	$4,693,809

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,693,809)			4,693,809

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$504,818,186)	99.5%		554,253,373
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5		2,882,157

NET ASSETS	100.0%		$557,135,530

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Security value is determined based on significant unobservable inputs (Level 3).
(b)	Non-income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $18,176,636 which represents 3.3% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Diversified	41.6
Residential	18.3
Industrials	11.5
Office	9.8
Retail	8.8
Health Care	2.9
Self Storage	2.2
Net Lease	2.2
Other	1.4
Data Centers	0.8
Hotels, Restaurants & Leisure	0.5

100.0

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$42,706,255	$—	$42,706,255	$0	(a)
Brazil	2,257,678	2,257,678	—	—
Canada	8,015,775	8,015,775	—	—
China	12,613,253	4,283,719	8,329,534	—
Germany	88,551,806	5,933,998	82,617,808	—
India	3,533,915	3,533,915	—	—
Philippines	2,410,508	2,410,508	—	—
Other Countries	389,470,374	—	389,470,374	—
Short-Term Investments	4,693,809	—	4,693,809	—

Total Investments in Securities(b)	$554,253,373	$26,435,593	$527,817,780	$0

(a)	BGP Holdings PLC was acquired via a spinoff and has been fair valued at $0 by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.